Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
3. Fair Value Measurements
Fair value is defined as the
price that would be received to
sell an asset or paid to
transfer a liability in an
orderly
transaction
between
market
participants
on
the
measurement
date
(i.e., an
exit
price).
The
fair
value
hierarchy
prioritizes the
inputs
to
valuation
techniques
used
to
measure
fair
value.
The
hierarchy
gives the
highest priority
to unadjusted
quoted prices
in active
markets for
identical assets
and liabilities
(Level 1)
and
the
lowest
priority
to
unobservable
inputs
(Level 3).
The
three
levels
of
the
fair
value
hierarchy are described below:
Level 1:
Unadjusted
quoted prices
in
active
markets
that
are
accessible
to
the
reporting
entity
at
the measurement date for identical assets and liabilities.
Level 2:
Inputs
other
than
quoted
prices
in
active
markets
for
identical
assets
and
liabilities
that
are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:
● quoted prices for similar assets and liabilities in active markets
●
quoted prices for identical or similar assets or liabilities in markets that are not active
●
observable
inputs
other
than
quoted
prices
that
are
used
in
the
valuation
of
the
asset
or
liabilities (e.g., interest rate and yield curve quotes at commonly quoted intervals)
●
inputs that are derived principally or corroborated by observable market data by correlation or
other means
Level 3: Unobservable inputs
for the
asset or
liability (i.e., supported by
little or
no market
activity).
Level 3 inputs include management’s
own assumption about the assumptions that
market participants
would use in pricing the asset or liability (including assumptions about risk).
The level
in the
fair value
hierarchy within
which the
fair value
measurement is
classified is
determined
based upon the lowest level input that is significant to the fair value measurement in its entirety.
Following
is
a
description
of
the
valuation
techniques
and
inputs
used
for
each
general
type
of
investments measured at
fair value by
the Plan.
There have been
no changes in
the valuation techniques
used at December 31, 2025 and 2024.
Company common stock
: Valued
at the closing price reported on
the active market on which the
common
stock is traded.
Mutual funds
: Valued
at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered
with the SEC. These funds
are required to publish their daily
net asset
value (NAV)
and to
transact at
that price.
The mutual
funds held
by the
Plan are
deemed to
be
actively traded.
Collective investment
trusts:
Valued
at the
NAV
of
units of
a collective
investment trust.
The NAV,
as
provided by
the trustee,
is used
as a
practical expedient to
estimate fair
value. The
NAV
is based
on the
fair value of the underlying investments held by
the fund less its liabilities. This practical expedient is
not
used when
it is
determined to
be probable
that the
fund will
sell the
investment for
an amount
different
than
the
reported NAV.
Participant transactions
(purchased and
sales) may
occur daily.
There were
no
unfunded commitments at
December 31, 2025,
or 2024.
The fund has
a daily redemption
frequency and
redemption notice period.
The
following
tables
set
forth
by
level,
within
the
fair
value
hierarchy,
the
Plan’s
assets
carried
at
fair
value.
December 31, 2025
Level 1 Level 2 Level 3 Total
Company common stock $ 2,133,682 $ - $ - $ 2,133,682
Mutual funds 20,059,332 - - 20,059,332
Collective investment trusts (a) - - - 63,857,089
$ 22,193,014 $ - $ - $ 86,050,103
December 31, 2024
Level 1 Level 2 Level 3 Total
Company common stock $ 2,665,825 $ - $ - $ 2,665,825
Mutual funds 12,537,491 - - 12,537,491
Collective investment trusts (a) - - - 41,578,842
$ 15,203,316 $ - $ - $ 56,782,158
(a)
These investments are valued based on NAV per unit, as provided by the trustee of the fund as a practical expedient, and have not been classified in the fair value hierarchy.
The fair value
amounts are provided to reconcile to the statement of net assets available for benefits.